Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
2020 Debentures [member]
Convertible debentures [line items]
Volatility	40.00	38.00
Expected life in years	3.41 years	4.41 years
Risk free interest rate	1.78%	0.74%
Expected dividend yield	0.00%	0.00%
Credit spread	16.88%	19.53%
Underlying share price of the Company | $	$ 5.54	$ 3.51
Conversion exercise price | $ / shares	$ 2.34	$ 2.34
Exchange rate (C$:US$)	0.791	0.785
ISO Energy Debentures [member]
Convertible debentures [line items]
Volatility	50.00	46.00
Expected life in years	3.6 years	4.6 years
Risk free interest rate	1.78%	0.79%
Expected dividend yield	0.00%	0.00%
Credit spread	21.86%	21.70%
Underlying share price of the Company | $	$ 3.74	$ 1.87
Conversion exercise price | $ / shares	$ 0.88	$ 0.88
Exchange rate (C$:US$)	0.791	0.785